Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Long-term Assets
Summary of other long-term assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2024	2025
	RMB	RMB
Copyrights, licenses, domain names, trademark and technology	1,412,931	947,605
Goodwill	1,855,293	1,855,320
Long-term receivable	1,193,662	401,069
Non-current deposits	143,005	135,183
Long-term interest receivables	49,850	115,877
Staff housing loans	17,053	16,057
Others	411,464	242,293
	5,083,258	3,713,404

Schedule of goodwill

	December 31,	December 31,
	2024	2025
	RMB	RMB
Beginning balance	1,855,394	1,855,293
Additions	—	—
Disposal and others	(101)	27
Ending balance	1,855,293	1,855,320